Fair value measurement - Summary of Financial Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	€ 886,443	€ 997,689	€ 867,394
Other current financial assets	324,495	340,380	350,163
Level 1
Disclosure of financial assets [line items]
Financial assets	54,345	53,164	32,217
Other current financial assets	54,345	53,164	32,217
Level 2
Disclosure of financial assets [line items]
Financial assets	624,112	743,235	608,760
Other current financial assets	64,993	88,183	140,792
Level 3
Disclosure of financial assets [line items]
Financial assets	207,986	201,290	197,840
Other current financial assets	205,157	199,033	177,154
FVPL
Disclosure of financial assets [line items]
Financial assets	292,838	310,789	343,012
Other current financial assets	290,009	308,532	322,326	€ 409,700
FVOCI
Disclosure of financial assets [line items]
Financial assets	38,204	27,498	39,685
Other current financial assets	27,069	25,712	27,837	25,205
Amortized cost
Disclosure of financial assets [line items]
Financial assets	555,401	659,402	484,697
Other current financial assets	7,417	6,136	0
Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	11,135	1,786	11,848
Derivative financial instruments | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0	0
Derivative financial instruments | Level 2
Disclosure of financial assets [line items]
Financial assets	11,135	1,786	11,848
Derivative financial instruments | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0	0
Derivative financial instruments | FVPL
Disclosure of financial assets [line items]
Financial assets	0	0	0
Derivative financial instruments | FVOCI
Disclosure of financial assets [line items]
Financial assets	11,135	1,786	11,848
Derivative financial instruments | Amortized cost
Disclosure of financial assets [line items]
Financial assets	0	0	0
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	346,883	459,791	317,291
Cash and cash equivalents | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0	0
Cash and cash equivalents | Level 2
Disclosure of financial assets [line items]
Financial assets	346,883	459,791	317,291
Cash and cash equivalents | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0	0
Cash and cash equivalents | FVPL
Disclosure of financial assets [line items]
Financial assets	0	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets	346,883	459,791	317,291
Trade receivables
Disclosure of financial assets [line items]
Financial assets	168,637	160,360	138,829
Trade receivables | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0	0
Trade receivables | Level 2
Disclosure of financial assets [line items]
Financial assets	168,637	160,360	138,829
Trade receivables | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0	0
Trade receivables | FVPL
Disclosure of financial assets [line items]
Financial assets	0	0	0
Trade receivables | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0	0
Trade receivables | Amortized cost
Disclosure of financial assets [line items]
Financial assets	168,637	160,360	138,829
Other non-current financial assets
Disclosure of financial assets [line items]
Financial assets	35,293	35,372	49,263
Other non-current financial assets | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0	0
Other non-current financial assets | Level 2
Disclosure of financial assets [line items]
Financial assets	32,464	33,115	0
Other non-current financial assets | Level 3
Disclosure of financial assets [line items]
Financial assets	2,829	2,257	20,686
Other non-current financial assets | FVPL
Disclosure of financial assets [line items]
Financial assets	2,829	2,257	20,686
Other non-current financial assets | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0	0
Other non-current financial assets | Amortized cost
Disclosure of financial assets [line items]
Financial assets	32,464	33,115	28,577
Other current financial assets
Disclosure of financial assets [line items]
Financial assets	324,495	340,380	350,163
Other current financial assets | Level 1
Disclosure of financial assets [line items]
Financial assets	54,345	53,164	32,217
Other current financial assets | Level 2
Disclosure of financial assets [line items]
Financial assets	64,993	88,183	140,792
Other current financial assets | Level 3
Disclosure of financial assets [line items]
Financial assets	205,157	199,033	177,154
Other current financial assets | FVPL
Disclosure of financial assets [line items]
Financial assets	290,009	308,532	322,326
Other current financial assets | FVOCI
Disclosure of financial assets [line items]
Financial assets	27,069	25,712	27,837
Other current financial assets | Amortized cost
Disclosure of financial assets [line items]
Financial assets	7,417	6,136	0
Insurance contracts
Disclosure of financial assets [line items]
Other current financial assets	113,672	113,919	107,188
Insurance contracts | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Insurance contracts | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Insurance contracts | Level 3
Disclosure of financial assets [line items]
Other current financial assets	113,672	113,919	107,188
Insurance contracts | FVPL
Disclosure of financial assets [line items]
Other current financial assets	113,672	113,919	107,188
Insurance contracts | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Insurance contracts | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Fixed income
Disclosure of financial assets [line items]
Other current financial assets	73,280	73,972	93,185
Fixed income | Level 1
Disclosure of financial assets [line items]
Other current financial assets	31,660	29,764	7,201
Fixed income | Level 2
Disclosure of financial assets [line items]
Other current financial assets	24,608	26,700	68,570
Fixed income | Level 3
Disclosure of financial assets [line items]
Other current financial assets	17,012	17,508	17,414
Fixed income | FVPL
Disclosure of financial assets [line items]
Other current financial assets	63,875	68,947	88,011	122,070
Fixed income | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	9,405	5,025	5,174	5,326
Fixed income | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Hedge funds
Disclosure of financial assets [line items]
Other current financial assets	45,556	41,483	36,511
Hedge funds | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Hedge funds | Level 2
Disclosure of financial assets [line items]
Other current financial assets	9,716	11,243	8,549
Hedge funds | Level 3
Disclosure of financial assets [line items]
Other current financial assets	35,840	30,240	27,962
Hedge funds | FVPL
Disclosure of financial assets [line items]
Other current financial assets	45,556	41,483	36,511	50,471
Hedge funds | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Hedge funds | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Equity
Disclosure of financial assets [line items]
Other current financial assets	22,322	25,408	24,843
Equity | Level 1
Disclosure of financial assets [line items]
Other current financial assets	2,105	2,713	2,354
Equity | Level 2
Disclosure of financial assets [line items]
Other current financial assets	20,217	22,695	22,489
Equity | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Equity | FVPL
Disclosure of financial assets [line items]
Other current financial assets	22,322	25,408	24,843	15,261
Equity | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Equity | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Money market funds and floating income
Disclosure of financial assets [line items]
Other current financial assets	20,418	22,694	41,886
Money market funds and floating income | Level 1
Disclosure of financial assets [line items]
Other current financial assets	17,664	20,687	22,662
Money market funds and floating income | Level 2
Disclosure of financial assets [line items]
Other current financial assets	2,754	2,007	19,224
Money market funds and floating income | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Money market funds and floating income | FVPL
Disclosure of financial assets [line items]
Other current financial assets	2,754	2,007	19,223
Money market funds and floating income | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	17,664	20,687	22,663
Money market funds and floating income | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Private equity
Disclosure of financial assets [line items]
Other current financial assets	18,733	15,925	10,583
Private equity | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Private equity | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Private equity | Level 3
Disclosure of financial assets [line items]
Other current financial assets	18,733	15,925	10,583
Private equity | FVPL
Disclosure of financial assets [line items]
Other current financial assets	18,733	15,925	10,583	8,256
Private equity | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Private equity | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Real estate funds
Disclosure of financial assets [line items]
Other current financial assets	12,132	32,898	29,073
Real estate funds | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Real estate funds | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	19,100	17,607
Real estate funds | Level 3
Disclosure of financial assets [line items]
Other current financial assets	12,132	13,798	11,466
Real estate funds | FVPL
Disclosure of financial assets [line items]
Other current financial assets	12,132	32,898	29,073	24,807
Real estate funds | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Real estate funds | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Private debt
Disclosure of financial assets [line items]
Other current financial assets	8,049	7,945	6,894
Private debt | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Private debt | Level 2
Disclosure of financial assets [line items]
Other current financial assets	281	302	4,353
Private debt | Level 3
Disclosure of financial assets [line items]
Other current financial assets	7,768	7,643	2,541
Private debt | FVPL
Disclosure of financial assets [line items]
Other current financial assets	8,049	7,945	6,894	€ 2,006
Private debt | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Private debt | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0	0
Commodities
Disclosure of financial assets [line items]
Other current financial assets	2,916
Commodities | Level 1
Disclosure of financial assets [line items]
Other current financial assets	2,916
Commodities | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0
Commodities | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0
Commodities | FVPL
Disclosure of financial assets [line items]
Other current financial assets	2,916	0
Commodities | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0
Commodities | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0
Guarantee deposits and others
Disclosure of financial assets [line items]
Other current financial assets	5,217	6,136	€ 0
Guarantee deposits and others | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits and others | Level 2
Disclosure of financial assets [line items]
Other current financial assets	5,217	6,136
Guarantee deposits and others | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits and others | FVPL
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits and others | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits and others | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	5,217	6,136
Financial receivables
Disclosure of financial assets [line items]
Other current financial assets	2,200	€ 0
Financial receivables | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0
Financial receivables | Level 2
Disclosure of financial assets [line items]
Other current financial assets	2,200
Financial receivables | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0
Financial receivables | FVPL
Disclosure of financial assets [line items]
Other current financial assets	0
Financial receivables | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0
Financial receivables | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	€ 2,200